Prepaid Land Lease Payments - Schedule of Prepaid Land Lease Payments (Details) - Use Rights [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Prepaid land lease payments	$ 74,040	$ 76,119	$ 78,356	$ 44,872
Less: accumulated amortization	(12,515)	(10,579)	(8,541)	(5,142)
Net carrying value	$ 61,525	$ 65,540	$ 69,815	$ 39,730